Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Other Income (Expenses), Net [Abstract]
Schedule of Other Income (Expenses), Net

The components of other income (expenses) net, in the years ended December 31, 2025, 2024 and 2023, are the following:

	2025	2024	2023

Cost from inventory sales	$0	$(24,524)	$
Land treatments in Pacific Steel, Inc.	(25,684)	(7,984)		(5,045)
Scrap metal sales	(739)	0		(140,989)
Bad debt estimate	(1,764)	(87,127)		(20,322)
Other expenses	(23,132)	(14,492)		(2,922)
Other expenses	(51,319)	(134,127)		(169,278)

Sale of scrap	0	13,578		2,601
Recovery of losses	11,296	5,773		9,892
Profits from inventory sales		0		28,959
Sale of Republic asset	212,807	105,227
Reversals of provisions		288,232
Profits from sale of fixed assets	18,791	0		0
Sale of Brazilian electricity generation	229,426
Recovery of tax benefits	100,048
Clearance of GV accounts	5,439
Other income	0	0		8,280
Other income	577,807	412,810		49,732
Other income and other (expenses), net	$526,488	$278,683		$(119,546)